Business and Geographic Segment Information	12 Months Ended
Dec. 31, 2013
Business and Geographic Segment Information

Note 17 Business and Geographic Segment Information

We operate in a single industry segment in which we provide satellite services to our communications customers around the world. Revenue by region is based on the locations of customers to which services are billed. Our satellites are in geosynchronous orbit, and consequently are not attributable to any geographic location. Of our remaining assets, substantially all are located in the United States.

We earn revenue primarily by providing services to our customers using our satellite transponder capacity. Our customers generally obtain satellite capacity from us by placing an order pursuant to one of several master customer service agreements. Our customer agreements also cover services that we procure from third parties and resell, which we refer to as off-network services. These services can include transponder services and other satellite-based transmission services in frequencies not available on our network. Under the category off-network and other revenues, we also include revenues from consulting and other services.

The geographic distribution of our revenue based upon billing region of the customer was as follows:

	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2013
North America	47%	46%	45%
Europe	16%	16%	16%
Africa and Middle East	17%	16%	15%
Latin America and Caribbean	14%	15%	16%
Asia Pacific	6%	7%	8%

Approximately 4% of our revenue was derived from our largest customer during each of the years ended December 31, 2011, 2012 and 2013. The ten largest customers accounted for approximately 27%, 25% and 25% of our revenue for the years ended December 31, 2011, 2012 and 2013, respectively.

Our revenues were derived from the following services, with Off-Network and Other Revenues shown separately from On-Network Revenues (in thousands, except percentages):

	Year Ended December 31, 2011		Year Ended December 31, 2012		Year Ended December 31, 2013
On-Network Revenues
Transponder services	$1,907,768	74%	$1,950,230	75%	$1,988,771	76%
Managed services	282,386	11%	276,024	11%	298,623	11%
Channel	104,981	4%	91,805	4%	72,123	3%

Total on-network revenues	2,295,135	89%	2,318,059	89%	2,359,517	91%
Off-Network and Other Revenues
Transponder, MSS and other off-network services	237,020	9%	234,143	9%	194,601	7%
Satellite-related services	56,271	2%	57,950	2%	49,505	2%

Total off-network and other revenues	293,291	11%	292,093	11%	244,106	9%

Total	$2,588,426	100%	$2,610,152	100%	$2,603,623	100%